Other financial assets (Details 1) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure Of Financial Assets Explanatory [Line Items]
Additions	€ 498
Deductions	(120)
Carrying amount, End of period	3,150
Financing receivables held for operating purposes [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Carrying amount, Beginning of period
Additions
Deductions	(596)
Currency translation differences
Carrying amount, End of period